OPTION TO REDUCE ROYALTY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Companys Mineral Properties Payment to Borealis Property Lessors [Table Text Block]
	Three months	Year
	ended	ended
	June 30, 2012	March 31, 2012
Balance, beginning of period	$5,527,078	$760,903
Cash paid	-	175,000
Promissory notes payable	-	1,600,000
Convertible notes payable	-	1,909,500
Common stock issued	-	1,081,675
Balance, end of period	5,527,078	$5,527,078

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Balance, beginning of period	$760,903	$560,903
Cash paid	175,000	200,000
Promissory notes payable	1,600,000	-
Convertible notes payable	1,909,500	-
Common stock issued	1,081,675	-
Balance, end of period	$5,527,078	$760,903